Share Capital and Reserves - Schedule of Initial Recognition Date Gross Proceeds Received (Details) - Fair value at Closing Date [Member] ₪ in Thousands	Dec. 31, 2025 ILS (₪)
Schedule of Initial Recognition Date Gross Proceeds Received [Line Items]
Derivative warrant liability	₪ 3,947	[1]
Pre-funded warrant and ADSs	39,494
Total gross consideration	₪ 43,441

[1]	The fair value of the derivate warrant liability was determined and estimated at level 1 in the fair value hierarchy based on the price of the Warrants of $0.3508 which was an average quoted market trading price in the first four business days following the Closing Date.